POST-EMPLOYMENT OBLIGATIONS (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	R$ 5,692	R$ 6,205	R$ 6,843	R$ 6,709
Pension plans and retirement supplement plans [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets	9,198	9,378	10,420	10,366
Health plan [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	3,314	3,469	3,319	3,102
Dental plan [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	61	66	R$ 64	R$ 61
Actuarial assumption of expected rates of pension increases [member]
IfrsStatementLineItems [Line Items]
Present value of obligations	14,778	15,561
Fair value of plan assets	(9,198)	(9,378)
Net liabilities in the statement of financial position	5,692	6,205
Actuarial assumption of expected rates of pension increases [member] | Initial net liabilities [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	5,580	6,183
Actuarial assumption of expected rates of pension increases [member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	112	22
Actuarial assumption of expected rates of pension increases [member] | Pension plans and retirement supplement plans [member]
IfrsStatementLineItems [Line Items]
Present value of obligations	11,404	12,026
Fair value of plan assets	(9,198)	(9,378)
Net liabilities in the statement of financial position	2,318	2,670
Actuarial assumption of expected rates of pension increases [member] | Pension plans and retirement supplement plans [member] | Initial net liabilities [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	2,206	2,648
Actuarial assumption of expected rates of pension increases [member] | Pension plans and retirement supplement plans [member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	112	22
Actuarial assumption of expected rates of pension increases [member] | Health plan [member]
IfrsStatementLineItems [Line Items]
Present value of obligations	3,314	3,469
Net liabilities in the statement of financial position	3,314	3,469
Actuarial assumption of expected rates of pension increases [member] | Health plan [member] | Initial net liabilities [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	3,314	3,469
Actuarial assumption of expected rates of pension increases [member] | Dental plan [member]
IfrsStatementLineItems [Line Items]
Present value of obligations	60	66
Net liabilities in the statement of financial position	60	66
Actuarial assumption of expected rates of pension increases [member] | Dental plan [member] | Initial net liabilities [member]
IfrsStatementLineItems [Line Items]
Net liabilities in the statement of financial position	R$ 60	R$ 66